Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts

NUCOR CORPORATION

Financial Statement Schedule

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS (in thousands)

Description	Balance at beginning of Year	Additions charged to costs and expenses	Deductions	Balance at end of year
Year ended December 31, 2013
LIFO Reserve	$607,240	$17,445	$—	$624,685
Year ended December 31, 2012
LIFO Reserve	$763,176	$—	$(155,936)	$607,240
Year ended December 31, 2011
LIFO Reserve	$620,414	$142,762	$—	$763,176